Supplement to the
Fidelity® Variable Insurance Products
Bond Index Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
VUSB-SUSTK-1025-103 1.9900309.103	October 1, 2025